PUTNAM AMERICAN GOVERNMENT INCOME FUND

                                 FORM N-1A
                                  PART B

                STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                             FEBRUARY 1, 1996

This SAI is not a prospectus and is only authorized for distribution when accompanied or preceded by the prospectus of the fund dated February 1, 1996, as revised from time to time. This SAI contains information which may be useful to investors but which is not included in the prospectus. If the fund has more than one form of current prospectus, each reference to the prospectus in this SAI shall include all of the fund's prospectuses, unless otherwise noted. The SAI should be read together with the applicable prospectus. Investors may obtain a free copy of the applicable prospectus from Putnam Investor Services, Mailing address: P.O. Box 41203, Providence, RI 02940-1203.

Part I of this SAI contains specific information about the fund.
Part II includes information about the fund and the other Putnam funds.


                             TABLE OF CONTENTS
         PART I                                            PAGE

         INVESTMENT RESTRICTIONS . . . . . . . . . . . . . . . . . . . .I-3

         CHARGES AND EXPENSES. . . . . . . . . . . . . . . . . . . . . .I-6

         INVESTMENT PERFORMANCE. . . . . . . . . . . . . . . . . . .I-   11

         ADDITIONAL OFFICERS . . . . . . . . . . . . . . . . . . . . . I-11

         INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS. . . I-

        12

         PART II

         MISCELLANEOUS INVESTMENT PRACTICES. . . . . . . . . . . . . . II-1

         TAXES . . . . . . . . . . . . . . . . . . . . . . . . . . . .II-25

         MANAGEMENT. . . . . . . . . . . . . . . . . . . . . . . . . .II-30

         DETERMINATION OF NET ASSET VALUE. . . . . . . . . . . . . . .II-40

         HOW TO BUY SHARES . . . . . . . . . . . . . . . . . .II-        42

         DISTRIBUTION PLAN . . . . . . . . . . . . . . . . . . . . . .II-54

         INVESTOR SERVICES . . . . . . . . . . . . . . . . . .II-        55

         SIGNATURE GUARANTEES. . . . . . . . . . . . . . . . .II-        61

         SUSPENSION OF REDEMPTIONS . . . . . . . . . . . . . .II-        61

         SHAREHOLDER LIABILITY . . . . . . . . . . . . . . . . . . . .II-61

         STANDARD PERFORMANCE MEASURES . . . . . . . . . . . .II-        62

         COMPARISON OF PORTFOLIO PERFORMANCE . . . . . . . . . . . . .II-63

         DEFINITIONS . . . . . . . . . . . . . . . . . . . . . . . . .II-67

                                    SAI
                                  PART I


INVESTMENT RESTRICTIONS

AS FUNDAMENTAL INVESTMENT RESTRICTIONS, WHICH MAY NOT BE CHANGED
WITHOUT A VOTE OF A MAJORITY OF THE OUTSTANDING VOTING
SECURITIES, THE FUND MAY NOT AND WILL NOT:

(1) Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased.

(2) Pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 15% of its total assets (taken at current value) and then only to secure borrowings permitted by restriction 1 above. (The deposit of underlying securities and other assets in escrow in connection with the writing of put or call options and collateral arrangements with respect to margin for futures contracts are not deemed to be pledges or other encumbrances.)

(3) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities, and except that it may make margin payments in connection with transactions in futures contracts.

(4) Make short sales of securities or maintain a short position for the account of the fund unless at all times when a short position is open it owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

(5) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

(6) Purchase or sell real estate, although it may purchase securities which are secured by or represent interests in real estate.

(7) Purchase or sell commodities or commodity contracts, except futures contracts.

(8) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies, by entering into repurchase agreements with respect to not more than 25% of its total assets (taken at current value), or through the lending of its portfolio securities with respect to not more than 25% of its assets.

(9) Invest in securities of any issuer if, to the knowledge of the fund, officers and Trustees of the fund and officers and directors of Putnam Management who beneficially own more than 0.5% of the shares or securities of that issuer together own more than 5%.

(10) Invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer, provided that this limitation does not apply to U.S. Government Securities.

(11) Acquire more than 10% of the voting securities of any issuer.

(12) Invest more than 25% of the value of its total assets in any one industry. (U.S. government securities are not considered to represent an industry.)

(13) Purchase securities restricted as to resale if, as a result, such investments would exceed 15% of the value of the fund's net assets, excluding restricted securities that have been determined by the Trustees of the fund (or the person designated by them to make such determinations) to be readily marketable.

(14) Buy or sell oil, gas or other mineral leases, rights or royalty contracts.

(15) Make investments for the purpose of gaining control of a company's management.

(16) Issue any class of securities which is senior to the fund's shares of beneficial interest.

IT IS CONTRARY TO THE FUND'S PRESENT POLICY, WHICH MAY BE CHANGED
WITHOUT SHAREHOLDER APPROVAL, TO:

(1) Invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the fund (or the person designated by the Trustees of the fund to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the fund's net assets (taken at current value) would be invested in securities described in (a), (b) and
(c) above.

(2) Invest in warrants (other than warrants acquired by the fund as part of a unit or attached to securities at the time of purchase).

(3) Invest in the securities of other registered open-end investment companies, except as they may be acquired as part of a merger or consolidation or acquisition of assets.

(4) Purchase or sell real property (including limited partnership interests), except that the fund may (a) purchase or sell readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest in real estate, (b) purchase or sell securities that are secured by interests in real estate or interests therein, or (c) acquire real estate through exercise of its rights as a holder of obligations secured by real estate or interests therein or sell real estate so acquired.

Although certain of the fund's fundamental investment restrictions permit it to borrow money to a limited extent, it does not currently intend to do so and did not do so last year.

                              ---------------

All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of the fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares of the fund are represented at the meeting in person or by proxy.

CHARGES AND EXPENSES

MANAGEMENT FEES

Under a Management Contract dated December 8,         1989
the[/R] fund pays a quarterly fee to Putnam Management based on the average net assets of the fund, as determined at the close of each business day during the quarter, at the annual rate of 0.60% of the first $500 million of the fund's average net assets, 0.50% of the next $1 billion, 0.45% of the next $1 billion, 0.40% of the next $4.5 billion, 0.375% of the next $2.5 billion and 0.35% of any amount over $9.5 billion. For the past three fiscal years, pursuant to the Management Contract the fund incurred the following fees:


FISCAL                       MANAGEMENT
YEAR                         FEE PAID
------                       ------------
1995                         $11,349,797
1994                         $14,081,046
1993                         $17,791,822


BROKERAGE COMMISSIONS

The following table shows brokerage commissions paid during the fiscal periods indicated.

FISCAL                       BROKERAGE
YEAR                         COMMISSIONS
------                       ------------
1995                         $63,597
1994                         $1,092
1993                         $15,000


The following table shows transactions placed with brokers and dealers during the most recent fiscal year to recognize research, statistical and quotation services Putnam Management considered to be particularly useful to it and its affiliates.

         DOLLAR
         VALUE               PERCENT OF
         OF THESE            TOTAL               AMOUNT OF
         TRANSACTIONS        TRANSACTIONS        COMMISSIONS
         ------------        ------------        -----------
         $1,475,210,159        44.06%            $24,832

ADMINISTRATIVE EXPENSE REIMBURSEMENT

The fund reimbursed Putnam Management in the following amount for administrative services during fiscal 1995, including the following amount for compensation of certain officers of the fund and contributions to the Putnam Investments, Inc. Profit Sharing
Retirement Plan for their benefit:

                                    PORTION OF TOTAL
                                    REIMBURSEMENT FOR
                                      COMPENSATION
            TOTAL                          AND
        REIMBURSEMENT                 CONTRIBUTIONS
        -------------               ----------------
          $35,689                       $34,786


TRUSTEE FEES

Each Trustee receives a fee for his or her services. Each Trustee also receives fees for serving as Trustee of other Putnam funds. The Trustees periodically review their fees to assure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Trustees meet monthly over a two-day period, except in August. The Compensation Committee, which consists solely of Trustees not affiliated with Putnam Management and is responsible for recommending Trustee compensation, estimates that Committee and Trustee meeting time together with the appropriate preparation requires the equivalent of at least three business days per Trustee meeting. The following table shows the year each Trustee was first elected a Trustee of the Putnam funds, the fees paid to each Trustee by the fund for fiscal 1995 and the fees paid to each Trustee by all of the Putnam funds during calendar year 1995:


COMPENSATION TABLE
                                                        Total
                                Aggregate        compensation
                             compensation            from all
Trustees                   from the fund*      Putnam funds**
--------------------------------------------------------------
Jameson A. Baxter/1994            $4,192            $150,854
Hans H. Estin/1972                 4,124             150,854
John A. Hill/1985***               4,105             149,854
Elizabeth T. Kennan/1992           4,064             148,854
Lawrence J. Lasser/1992            4,124             150,854
Robert E. Patterson/1984           4,183             152,854
Donald S. Perkins/1982             4,124             150,854
William F. Pounds/1971             4,107             149,854
George Putnam/1957                 4,124             150,854
George Putnam, III/1984            4,124             150,854
Eli Shapiro/1995****               1,525              95,372
A.J.C. Smith/1986                  4,099             149,854
W. Nicholas Thorndike/1992         4,183             152,854

* Reflects amounts paid for fiscal year 1995. Includes an annual retainer and an attendance fee for each meeting attended.
** Reflects total payments received from all Putnam funds in the most recent calendar year. As of December 31, 1995, there were 99 funds in the Putnam family.
*** Includes compensation deferred pursuant to a Trustee
    Compensation Deferral Plan. The total amount of deferred compensation payable to Mr. Hill by all Putnam funds as of September 30, 1995 was $26,395, including income earned on such amounts.
****     Elected as a Trustee in April 1995.

The Trustees have approved Retirement Guidelines for Trustees of the Putnam funds. These Guidelines provide generally that a Trustee who retires after reaching age 72 and who has at least 10 years of continuous service will be eligible to receive a retirement benefit from each Putnam fund for which he or she served as a Trustee. The amount and form of such benefit is subject to determination annually by the Trustees and, unless otherwise determined by the Trustees, will be an annual cash benefit payable for life equal to one-half of the Trustee retainer fees paid by each fund at the time of retirement. Several retired Trustees are currently receiving benefits pursuant to the Guidelines and it is anticipated that the current Trustees will receive similar benefits upon their retirement. A Trustee who retired in calendar 1995 and was eligible to receive benefits under these Guidelines would have received an annual benefit of $66,749, based upon the aggregate retainer fees paid by the Putnam funds for such year. The Trustees reserve the right to amend or terminate such Guidelines and the related payments at any time, and may modify or waive the foregoing eligibility requirements when deemed appropriate.

For additional information concerning the Trustees, see
"Management" in Part II of this SAI.

SHARE OWNERSHIP

At December 31, 1995, the officers and Trustees of the fund as a group owned less than 1% of the outstanding shares of each class, and, except as noted below, to the knowledge of the fund no person owned of record or beneficially 5% or more of the shares of any class of the fund.

 SHAREHOLDER NAME  PERCENTAGE
CLASSAND ADDRESS      OWNED
-------------------------------
M H Azmelian TTEE     29.50%
Holy Cross Armenian Church
Weehawken, NJ 07087-5603

MMary Erwin Olive TTEE22.20%
account of Dorothy S. King
  P.O. Box 53334
Fayetteville, NC 28305-5067

MFlorence L. Miller   14.40%
  5635 Chesapeake
McHenry, IL 60050-3317

MCatherine M. Landes   5.30%
  O S 555 Ardmore
Villa Park, IL 60181

DISTRIBUTION FEES

During fiscal 1995, the fund paid the following 12b-1 fees to Putnam Mutual Funds:

      CLASS ACLASS B      CLASS M
      --------------      -------
    $5,598,060            $49,554        $1,014

CLASS A SALES CHARGES AND CONTINGENT DEFERRED SALES CHARGES

Putnam Mutual Funds received sales charges with respect to class
A shares in the following amounts during the periods indicated:

              SALES CHARGES
           RETAINED BY PUTNAM     CONTINGENT
       TOTAL  MUTUAL FUNDS         DEFERRED
     FRONT-END    AFTER              SALES
FISCAL YEAR   SALES CHARGES   DEALER CONCESSIONS      CHARGES
-----------   -------------   ------------------     --------
1995          $  595,298          $ 85,807            $251,764
1994          $  999,720          $138,446            $ 54,772
1993          $2,615,361          $364,537            $    192

CLASS B CONTINGENT DEFERRED SALES CHARGES

Putnam Mutual Funds received contingent deferred sales charges upon redemptions of class B shares in the following amounts during the periods indicated:

                         CONTINGENT DEFERRED
FISCAL YEAR                 SALES CHARGES
-----------              -------------------
1995                           $5,327
1994                           $1,684


CLASS M SALES CHARGES

Putnam Mutual Funds received sales charges with respect to class
M shares in the following amount during the 1995 fiscal year:

                            SALES CHARGES
                         RETAINED BY PUTNAM
                            MUTUAL FUNDS
  TOTAL                     AFTER DEALER
SALES CHARGES                CONCESSIONS
-------------             -----------------
 $3,855                         $538


INVESTOR SERVICING AND CUSTODY FEES AND EXPENSES

During the 1995 fiscal year, the fund incurred $3,110,514 in fees and out-of-pocket expenses for investor servicing and custody services provided by Putnam Fiduciary Trust Company.

INVESTMENT PERFORMANCE

STANDARD PERFORMANCE MEASURES
(for periods ended September 30, 1995)

                   Class A      Class B      Class M***
Inception date:    3/1/85       5/16/94        2/14/95

TOTAL
RETURN            NAV*  POP**   NAV  CDSC     NAV   POP
-----------------------------------------------------------------
1 year          13.42%  8.03% 12.32% 7.32%    --     --
5 years          7.52   6.48   --      --     --     --
10 years         7.73   7.21   --      --     --     --
Life of class     --     --    8.37  5.55    11.44% 7.86%

                   Class A      Class B        Class M

YIELD               POP          NAV            POP
-----------------------------------------------------------------
30-day              6.61%        6.15%         6.09%
Yield

*net asset value
**public offering price
***Period represents cumulative, rather than average annual total return

Data represent past performance and are not indicative of future results. Total return and yield at POP for class A and class M shares reflect the deduction of the maximum sales charge of 4.75% and 3.25%, respectively. Total return at CDSC for class B shares reflects the deduction of the applicable contingent deferred sales charge (CDSC). The maximum class B CDSC is 5.00%. See "Standard performance measures" in Part II of this SAI for information on how performance is calculated. Past performance is no guarantee of future results.

ADDITIONAL OFFICERS

In addition to the persons listed as officers of the fund in Part II of this SAI, each of the following persons is also a Vice President of the fund and Vice President of certain of the Putnam funds. Officers of Putnam Management hold the same offices in Putnam Management's parent company, Putnam Investments, Inc.

GARY N. COBURN, Senior Managing Director of Putnam Management.
Director, Putnam Investments, Inc.

MICHAEL MARTINO, Senior Vice President of Putnam Management. Prior to January, 1994, Mr. Martino was employed by Back Bay Advisors in the positions of Executive Vice President and Chief
Investment Officer from 1992 to    1994 and     Senior Vice
President and Senior Portfolio Manager from 1990 to 1992.

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

Price Waterhouse LLP, 160 Federal Street, Boston, MA     02110
are     the fund's independent accountants, providing audit
services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The Report of Independent Accountants, financial highlights and financial statements included in the fund's Annual Report for the fiscal year ended September 30, 1995, filed electronically on November 28, 1995 (File No. 811-4178), are incorporated by reference into this SAI. The financial highlights included in the prospectus and incorporated by reference into this SAI and the financial statements incorporated by reference into the prospectus and this SAI have been so included and incorporated in reliance upon the report of the independent accountants, given on their authority as experts in auditing and accounting.